12. INCOME TAXES: Schedule of Unrecognized deductible temporary differences (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Unrecognized deductible temporary differences

The unrecognized deductible temporary differences are as follows:

	2026	2025	2024
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$ 11,860,000	$ 12,129,000	$ 11,735,000
Exploration and evaluation asset costs	34,926,000	34,926,000	34,926,000

Total Unrecognized deductible temporary differences not recognized	$ 46,786,000	$ 47,055,000	$ 46,661,000